UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6686
                                                     --------
                     Jardine Fleming China Region Fund, Inc.
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       Cleary, Gottlieb, Steen & Hamilton
                                 1 Liberty Plaza
                               New York, NY 10006
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-441-9800
                                                            ------------
                   Date of fiscal year end: December 31, 2003
                                            -----------------
                     Date of reporting period: June 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                [GRAPHIC OMITTED]

                                 JARDINE FLEMING
                             CHINA REGION FUND, INC.

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

                                [GRAPHIC OMITTED]

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

Objectives                                                                     1
--------------------------------------------------------------------------------
Management                                                                     1
--------------------------------------------------------------------------------
Market Information                                                             1
--------------------------------------------------------------------------------
Highlights                                                                     2
--------------------------------------------------------------------------------
Chairman's Statement                                                           3
--------------------------------------------------------------------------------
Major Holdings                                                                 4
--------------------------------------------------------------------------------
Investment Portfolio                                                           6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           11
--------------------------------------------------------------------------------
Statement of Operations                                                       12
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           13
--------------------------------------------------------------------------------
Financial Highlights                                                          14
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 15
--------------------------------------------------------------------------------
Results of the Annual Shareholders Meeting                                    20
--------------------------------------------------------------------------------
Other Information                                                             20
--------------------------------------------------------------------------------
Dividend Reinvestment and Cash Purchase Plan                                  21
--------------------------------------------------------------------------------
Directors and Administration                                                  22
--------------------------------------------------------------------------------

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


OBJECTIVES
--------------------------------------------------------------------------------

    Jardine Fleming China Region Fund, Inc. (the "Fund") seeks to achieve long-term capital appreciation through investments primarily in equity securities of companies with substantial assets in, or revenues derived from, the People's Republic of China (PRC or China), Hong Kong, Taiwan, and Macau--collectively, the China Region.
    The Fund provides investors with an opportunity to participate in the growing economies of the China Region, especially that of the PRC, although investments are expected to be predominantly in securities listed on the Stock Exchange of Hong Kong. Hong Kong enterprises have made substantial investments in the PRC, in Guangdong Province in particular, where abundant cheap labor and land are available. Hong Kong is also the largest trading partner of the PRC.
    The economies of the PRC, Hong Kong, Taiwan, and Macau have become increasingly linked over the past 10 years and are expected to become further integrated now that Hong Kong and Macau have reverted to Chinese sovereignty. Investments made by the Fund will seek to take advantage of opportunities resulting from this linkage among the China Region markets.


MANAGEMENT
--------------------------------------------------------------------------------

    JF International Management Inc. ("JFIM") (formerly Jardine Fleming International Management Inc.) is the investment management company appointed to advise and manage the Fund's portfolio. JFIM is part of J.P. Morgan Chase & Co. ("JPMC"), one of the world's premier financial services institutions. In asset management, JPMC operates globally under the name of JPMorgan Fleming Asset Management ("JPMFAM"), although in Asia it uses the sub-brand JF Asset Management. Funds under management for the global asset management business of JPMFAM were US $512 billion as of June 30, 2003.
    Chung Man Wing is the portfolio manager of the Fund. Mr. Chung joined JFIM in late 2000 as head of the Greater China team. Previously, he was chief investment officer at HSBC Asset Management (Asia).


MARKET INFORMATION
--------------------------------------------------------------------------------

THE FUND IS LISTED ON THE NEW YORK STOCK EXCHANGE (SYMBOL JFC). THE SHARE PRICE IS PUBLISHED IN
--------------------------------------------------------------------------------

_  The Wall Street Journal (daily)
_  The Asian Wall Street Journal (daily)
_  Reuters (page JFC)

THE NET ASSET VALUE IS PUBLISHED IN
--------------------------------------------------------------------------------

_  The Wall Street Journal under "Closed-End Funds" (every Monday)
_ The Asian Wall Street Journal under "Closed-End Funds" (every Monday) _ Reuters (page JFC)

                                     -- 1 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                JUNE 30, 2003         December 31, 2002
                                                                     US$                     US$
-------------------------------------------------------------------------------------------------------
Net Assets                                                      $42.6 MILLION            $34.2 million

Net Asset Value Per Share                                               $9.30                    $7.47

MARKET DATA

Share Price on the
   New York Stock Exchange                                              $8.60                    $6.50

Discount to Net Asset Value                                              -7.5%                   -13.0%

TOTAL RETURN FOR THE PERIOD ENDED JUNE 30, 2003
-------------------------------------------------------------------------------------------------------
Net Asset Value                                                                   24.5%
Share Price                                                                       32.3%

JFC Benchmark Index*                                                               9.3%
MSCI Hong Kong Index (Total)                                                       3.5%
BNP Prime Peregrine China Index                                                   10.5%
Taiwan Weighted Index                                                              9.9%

NET ASSET VALUE AND SHARE PRICE VS. BENCHMARK INDEX


                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                NET ASSET VALUE       SHARE PRICE       JFC BENCHMARK INDEX*
7/16/92**           $100.00             $100.00             $100.00
7/27/92               99.78               98.33               89.81
8/28/92              100.43               94.20               91.11
9/30/92              100.94               80.00               79.15
10/30/92             108.60               92.53               90.31
11/30/92             111.05               96.67               91.95
12/31/92             109.29               93.02               90.21
1/29/93              110.16               96.37               87.65
2/26/93              117.49               98.85               97.55
3/31/93              120.54              108.90               94.28
4/30/93              125.48              118.95               97.84
5/28/93              129.84              122.30               92.05
6/30/93              122.35              120.09               83.13
7/30/93              120.67              116.73               77.96
8/27/93              124.75              129.29               82.27
9/30/93              128.39              126.81               84.74
10/29/93             147.17              150.32              102.63
11/26/93             156.34              166.71              113.90
12/31/93             188.96              187.39              128.98
1/28/94              175.52              183.65              111.34
2/25/94              158.91              148.41              103.16
3/31/94              136.56              136.08               91.08
4/29/94              132.14              134.18               87.30
5/27/94              136.06              148.41               90.89
6/30/94              123.99              123.29               82.84
7/29/94              130.78              126.47               87.48
8/26/94              130.78              135.83               92.18
9/30/94              132.98              129.56               94.14
10/28/94             132.34              126.47               89.14
11/23/94             124.35              110.76               80.63
12/30/94             115.72               94.29               72.23
1/27/95              101.37               90.10               62.02
2/24/95              108.27               98.48               66.92
3/31/95              109.37               94.29               67.13
4/30/95              105.33               90.10               63.43
5/26/95              113.68              107.01               70.35
6/30/95              111.93               92.33               69.32
7/28/95              116.08               95.51               73.64
8/31/95              108.89               88.13               69.66
9/30/95              112.85               94.42               68.82
10/31/95             110.46               89.22               67.02
11/30/95             104.65               85.02               64.06
12/29/95             103.54               84.52               63.34
1/31/96              112.35              107.76               72.64
2/29/96              113.37               95.08               73.99
3/31/96              110.12               95.08               70.65
4/30/96              111.70               96.18               68.52
5/31/96              112.25               94.07               71.64
6/30/96              111.98               87.73               71.47
7/31/96              110.21               81.39               71.69
8/30/96              110.68               84.52               73.69
9/30/96              112.16               85.62               74.73
10/31/96             113.18               83.51               77.45
11/29/96             125.79               90.86               89.15
12/31/96             132.84               95.25               97.43
1/31/97              135.63               99.49               99.27
2/28/97              138.13               99.49              100.73
3/27/97              133.96               99.49               99.65
4/30/97              148.44              106.94              106.53
5/31/97              159.48              115.41              111.06
6/30/97              170.35              124.89              114.45
7/31/97              178.89              130.22              117.43
8/31/97              187.33              126.50              121.24
9/30/97              167.65              124.38              116.19
10/31/97             124.12               87.29               88.50
11/28/97             107.96               84.67               82.92
12/31/97             110.00               82.89               83.73
1/30/98               85.88               79.75               70.48
2/28/98              114.29               88.25               86.61
3/31/98              107.58               80.77               83.66
4/30/98               98.27               74.90               76.62
5/29/98               83.74               60.57               69.04
6/30/98               72.75               54.24               63.53
7/31/98               57.28               44.10               56.17
8/31/98               51.32               29.76               50.16
9/30/98               60.82               40.91               56.88
10/30/98              70.51               50.48               65.12
11/30/98              72.47               53.14               64.68
12/31/98              69.86               46.76               61.44
1/29/99               63.27               45.70               55.92
2/26/99               63.43               44.63               56.22
3/31/99               69.67               47.82               62.49
4/30/99               82.25               62.17               74.33
5/31/99               76.94               57.39               69.97
6/30/99               90.35               74.39               80.74
7/30/99               84.95               60.57               75.80
8/31/99               88.77               61.11               78.44
9/30/99               84.11               56.86               73.92
10/29/99              87.65               59.51               75.69
11/30/99              99.29               68.01               82.85
12/31/99             110.11               72.07               90.38
1/31/00              108.99               69.94               90.33
2/29/00              113.38               73.68               91.87
3/31/00              118.43               75.28               96.89
4/28/00              100.86               64.07               87.24
5/31/00               94.69               62.46               82.27
6/30/00               98.52               66.73               85.48
7/31/00              102.07               69.94               89.73
8/31/00              103.94               71.54               88.73
9/29/00               95.34               66.73               79.73
10/31/00              87.40               64.07               72.78
11/30/00              83.00               61.93               68.48
12/29/00              87.30               60.33               71.12
1/31/01               95.81               71.33               78.24
2/28/01               91.42               67.57               76.15
3/30/01               84.59               60.73               69.80
4/30/01               86.09               63.89               69.03
5/31/01               87.12               66.46               67.29
6/29/01               84.69               66.20               65.30
7/31/01               78.98               60.22               61.21
8/31/01               73.10               54.24               57.47
9/28/01               66.37               50.83               48.34
10/31/01              71.51               51.34               51.10
11/30/01              76.18               55.95               57.64
12/31/01              76.09               56.12               63.41
1/31/02               75.34               55.52               63.09
2/28/02               75.53               57.92               60.84
3/28/02               81.23               63.64               65.43
4/30/02               80.95               64.92               66.68
5/31/02               81.88               65.18               64.55
6/28/02               76.65               58.94               60.36
7/31/02               73.94               54.24               57.39
8/30/02               70.29               53.39               54.89
9/30/02               65.71               49.71               49.30
10/31/02              68.42               52.96               52.07
11/29/02              70.48               55.78               54.34
12/31/02              69.82               55.52               50.92
1/31/03               77.58               62.36               53.73
2/28/03               77.30               66.63               50.72
3/31/03               73.94               64.41               48.90
4/30/03               73.75               63.21               48.38
5/30/03               82.63               65.43               53.24
6/30/03               86.93               73.46               55.68

*  JFC Benchmark: MSCI Golden Dragon Index (Total)
   Prior to March 2001: 25% Taiwan Weighted Index, 20% BNP Prime Peregrine China Index, 50% MSCI Hong Kong Index, 5% HSBC
   Prior to March 1999: 60% Hong Kong All Ordinaries  Index, 30% Credit Lyonnais
     Securities Asia All China B Index, 10% Taiwan Weighted Index
   Prior to January 1997: Peregrine Greater China Index
** Commencement of operations
   Source: JP Morgan Fleming Asset Management

                                     -- 2 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


CHAIRMAN'S STATEMENT
--------------------------------------------------------------------------------


Dear Fellow Shareholders,

    The first half of 2003 has been a relatively upbeat period for investment in the China region markets. During the six-month period, the Fund managed to achieve a positive return. Your Fund's net asset value gained 24.5% while the share price was up 32.3% during this six-month period. This compares to JFC's benchmark index (MSCI Golden Dragon Index) return of 9.3%.

    During the same period, the Fund's prevailing share price discount to net asset value continued to improve. Whilst the Board is encouraged by this improvement, the Directors will continue to monitor this situation and endeavor to take appropriate action to further reduce this discount.

    Your Board remains hopeful for the investment environment over the balance of the Fund's fiscal year and notes that the performance of the Fund during the period since the half-year has continued to be positive.


Respectfully submitted,


/s/ THE RT. HON. THE EARL OF CROMER

The Rt. Hon. The Earl of Cromer
Chairman

August 15, 2003


                                     -- 3 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


MAJOR HOLDINGS
--------------------------------------------------------------------------------

AT JUNE 30, 2003
--------------------------------------------------------------------------------
                                                                        % of Net
                                                                         Assets
--------------------------------------------------------------------------------


BRILLIANCE CHINA AUTOMOTIVE HOLDINGS                                       4.5

    Brilliance China Automotive Holdings Limited, through its subsidiaries, manufactures and distributes minibuses and sedans in the People's Republic of China. The company also manufactures and trades automotive components.

CHINA MERCHANTS HOLDINGS INTERNATIONAL                                     4.1

    China Merchants Holdings International Company Limited, through its subsidiaries and associated companies, operates container and cargo terminals, port transportation, and airport cargo handling. The company also manufactures containers, paint, and trailers as well as operates toll road and shipping businesses.

FOUNTAIN SET HOLDINGS                                                      4.1

    Fountain Set manufactures and sells knitted fabrics, sewing threads, dyed yarns, and garments. The company also provides knitting, dyeing, printing and fabric finishing services and trades raw yarns.

TECHTRONIC INDUSTRIES                                                      3.9

    Techtronic Industries engineers, manufactures and trades power tools, outdoor power products, floor care and electronic products for the home improvement industry. The group partners with brand name customers worldwide.

MAANSHAN IRON AND STEEL 'H'                                                3.5

    Maanshan Iron and Steel Company Limited manufactures and markets iron and steel products which can be divided into four categories, wire rods, steel section, medium or thick steel plates, and train wheels and tires. The production process mainly comprises coking, sintering, iron smelting, steel smelting, and steel rolling.

CHINA PETROLEUM AND CHEMICAL 'H'                                           3.4

    China Petroleum and Chemical Corporation (Sinopec) explores for and produces crude oil and natural gas in China. The company also owns refineries that make petroleum and petrochemical products such as gasoline, diesel, jet fuel, kerosene, ethylene, synthetic fibers, synthetic rubber, synthetic resins, and chemical fertilizers. In addition, Sinopec trades petrochemical products.

--------------------------------------------------------------------------------

                                -- 4 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


MAJOR HOLDINGS (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                        % of Net
                                                                         Assets
--------------------------------------------------------------------------------


SHANDONG INTERNATIONAL POWER DEVELOPMENT 'H'                               3.2

    Shandong International Power Development Company Limited generates and sells electricity which is all fed into the Shandong Provincial grid operated by Shandong Electric Power Group Corporation, the immediate holding company of the company. The company also sells heat.


HOPEWELL HOLDINGS                                                          3.1

    Hopewell, based in Hong Kong is invested in infrastructure development, property investment and development, engineering and construction and hotels activity in the Greater China region.

BEIJING DATANG POWER GENERATION 'H'                                        3.0

    Beijing Datang Power Generation Company Limited develops and operates power plants, sells electricity, repairs and maintains power equipment, and provides power-related technical services.

CHINA SHIPPING DEVELOPMENT 'H'                                             3.0

    China Shipping Development Company Limited operates crude oil and refined oil shipment, coal shipment, and dry bulk shipment along the People's Republic of China coast as well as internationally.


--------------------------------------------------------------------------------
TOTAL MAJOR HOLDINGS                                                      35.8

                                     -- 5 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------

AT JUNE 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                                               Holdings         Market
                                                                              (in shares         Value
Description                                                                     or par)        (in US$)
------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED)
------------------------------------------------------------------------------------------------------

CHINA (44.5%)
------------------------------------------------------------------------------------------------------

AIRLINES (1.2%)
*  China Eastern Airlines 'H'                                                  3,950,000       491,334
------------------------------------------------------------------------------------------------------

AUTOMOBILES (6.7%)
   Brilliance China Automotive Holdings 'H'                                    6,800,000     1,918,404
   Chongqing Changan Automobile 'B'                                            1,180,000       957,843
------------------------------------------------------------------------------------------------------
                                                                                             2,876,247
------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.9%)
   Tong Ren Tang Technologies 'H'                                                790,000     1,235,934
------------------------------------------------------------------------------------------------------

CHEMICALS (1.0%)
   Sinopec Shanghai Petrochemical 'H'                                          2,200,000       428,820
------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
   CCID Consulting 'H'                                                         4,300,000       136,750
*  Shenzhen Dongjiang Evironmental 'H'                                         3,860,000       183,146
------------------------------------------------------------------------------------------------------
                                                                                               319,896
------------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (2.1%)
   Anhui Conch Cement  'H'                                                     1,550,000       879,536
------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (6.2%)
   Beijing Datang Power Generation 'H'                                         2,950,000     1,295,660
   Shandong International Power Development 'H'                                4,750,000     1,355,289
------------------------------------------------------------------------------------------------------
                                                                                             2,650,949
------------------------------------------------------------------------------------------------------

MACHINERY (1.7%)
*  China International Marine Containers 'B'                                     640,000       731,250
------------------------------------------------------------------------------------------------------

MARINE (3.0%)
   China Shipping Development 'H'                                              3,600,000     1,281,073
------------------------------------------------------------------------------------------------------

                                     -- 6 --


   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


INVESTMENT PORTFOLIO (CONTINUED)
------------------------------------------------------------------------------------------------------

AT JUNE 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                                               Holdings         Market
                                                                              (in shares         Value
Description                                                                     or par)        (in US$)
------------------------------------------------------------------------------------------------------
METALS & MINING (8.9%)
   Aluminum Corporation of China 'H'                                           1,130,000       252,137
   Angang New Steel 'H'                                                        2,800,000       621,173
   Chongqing Iron & Steel 'H'                                                  4,000,000       820,707
   Jiangxi Copper 'H'                                                          4,000,000       620,660
   Maanshan Iron and Steel 'H'                                                 8,700,000     1,472,657
------------------------------------------------------------------------------------------------------
                                                                                             3,787,334
------------------------------------------------------------------------------------------------------

OIL & GAS (3.4%)
   China Petroleum and Chemical 'H'                                            5,956,000     1,428,252
------------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
   Shandong Chenming Paper Holdings 'B'                                          630,000       365,971
------------------------------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
*  HUA Han Bio-Pharmaceutical Holdings 'H'                                     3,760,000       573,777
------------------------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (4.4%)
   Cosco Pacific                                                               1,200,000     1,261,838
   Shenzhen Expressway 'H'                                                     2,426,000       622,199
------------------------------------------------------------------------------------------------------
                                                                                             1,884,037
------------------------------------------------------------------------------------------------------

TOTAL CHINA                                                                                 18,934,410
------------------------------------------------------------------------------------------------------

HONG KONG (30.2%)
------------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (4.7%)
   Hung Hing Printing Group                                                    1,350,000       943,493
   Singamas Container Holdings                                                 2,500,000     1,065,958
------------------------------------------------------------------------------------------------------
                                                                                             2,009,451
------------------------------------------------------------------------------------------------------

HEALTHCARE EQUIPMENT & SUPPLIES (1.1%)
   Hengan International Group                                                  1,200,000       457,801
------------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (3.9%)
   Techtronic Industries                                                       1,000,000     1,679,886
------------------------------------------------------------------------------------------------------

                                     -- 7 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


INVESTMENT PORTFOLIO (CONTINUED)
------------------------------------------------------------------------------------------------------

AT JUNE 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                                               Holdings         Market
                                                                              (in shares         Value
Description                                                                     or par)        (in US$)
------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (5.2%)
   China Merchants Holdings International                                      1,950,000     1,737,912
   Hutchison Whampoa                                                              80,000       487,295
------------------------------------------------------------------------------------------------------
                                                                                             2,225,207
------------------------------------------------------------------------------------------------------

INSURANCE (2.8%)
   China Insurance International Holdings                                      2,510,000     1,207,017
------------------------------------------------------------------------------------------------------

MACHINERY (2.5%)
   Fong's Industries                                                           1,900,000     1,059,867
------------------------------------------------------------------------------------------------------

MISCELLANEOUS (0.0%)
   Health Asia MediCentres Beijing++                                           1,000,000             0
------------------------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
   Aeon Stores (Hong Kong)                                                     1,000,000       333,412
------------------------------------------------------------------------------------------------------

REAL ESTATE (1.1%)
   Cheung Kong (Holdings)                                                         75,000       451,068
------------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (4.1%)
   Fountain Set (Holdings)                                                     1,950,000     1,737,912
------------------------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (4.0%)
   GZI Transport                                                               2,000,000       392,401
   Hopewell Holdings                                                           1,250,000     1,330,444
------------------------------------------------------------------------------------------------------
                                                                                             1,722,845
------------------------------------------------------------------------------------------------------

TOTAL HONG KONG                                                                             12,884,466
------------------------------------------------------------------------------------------------------

SINGAPORE (1.6%)
------------------------------------------------------------------------------------------------------

MARINE (1.6%)
*  Neptune Orient Lines                                                          840,000       706,143
------------------------------------------------------------------------------------------------------

TOTAL SINGAPORE                                                                                706,143
------------------------------------------------------------------------------------------------------

                                     -- 8 --


   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


INVESTMENT PORTFOLIO (CONTINUED)
------------------------------------------------------------------------------------------------------

AT JUNE 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                                               Holdings         Market
                                                                              (in shares         Value
Description                                                                     or par)        (in US$)
------------------------------------------------------------------------------------------------------
SOUTH KOREA (1.1%)
------------------------------------------------------------------------------------------------------

MARINE (1.1%)
   Hanjin Shipping                                                                56,000       460,377
------------------------------------------------------------------------------------------------------

TOTAL SOUTH KOREA                                                                              460,377
------------------------------------------------------------------------------------------------------

TAIWAN (20.8%)
------------------------------------------------------------------------------------------------------

AIRLINES (0.0%)
*  Eva Airways                                                                       650           233
------------------------------------------------------------------------------------------------------

AUTO COMPONENTS (2.1%)
   Cheng Shin Rubber Industries                                                  335,000       408,087
   TYC Brothers Industrial                                                       275,000       481,409
------------------------------------------------------------------------------------------------------
                                                                                               889,496
------------------------------------------------------------------------------------------------------

AUTOMOBILES (1.2%)
   China Motor                                                                   285,000       523,655
------------------------------------------------------------------------------------------------------

CHEMICALS (2.2%)
   Oriental Union Chemical                                                       480,000       479,167
*  Taiwan Styrene Monomer                                                        500,000       445,602
------------------------------------------------------------------------------------------------------
                                                                                               924,769
------------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
   Compal Electronics                                                            500,000       671,296
------------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.3%)
   CTCI                                                                          891,000       577,500
------------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.1%)
*  Taiwan Cement                                                               1,400,000       463,831
------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.9%)
   Hon Hai Precision Industry                                                    175,000       635,489
   Synnex Technology International                                               420,000       589,410
------------------------------------------------------------------------------------------------------
                                                                                             1,224,899
------------------------------------------------------------------------------------------------------

                                     -- 9 --


   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


INVESTMENT PORTFOLIO (CONTINUED)
------------------------------------------------------------------------------------------------------


AT JUNE 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                                               Holdings         Market
                                                                              (in shares         Value
Description                                                                     or par)        (in US$)
------------------------------------------------------------------------------------------------------
MACHINERY (1.0%)
   Kaulin Manufacturing                                                          275,000       437,645
------------------------------------------------------------------------------------------------------

METALS & MINING (0.9%)
*  Yieh Phui Enterprise                                                          450,000       395,833
------------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.5%)
*  Nanya Technology                                                            1,200,000       871,528
*  Taiwan Semiconductor Manufacturing                                            475,000       783,420
*  United Microelectronics                                                       650,000       419,416
   Via Technologies                                                              520,000       690,625
------------------------------------------------------------------------------------------------------
                                                                                             2,764,989
------------------------------------------------------------------------------------------------------

TEXTILES, APPAREL &LUXURY GOODS (0.0%)
*  Pou Chen                                                                          710           696
------------------------------------------------------------------------------------------------------

TOTAL TAIWAN                                                                                 8,874,842
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (98.2% of Net Assets) (Cost $34,374,269)                                                 41,860,238
======================================================================================================


Other assets in excess of liabilities (1.8% of Net Assets)                                     760,129
======================================================================================================

NET ASSETS (100.0%)                                                                         42,620,367
======================================================================================================

Aggregate cost for Federal income tax purposes is $34,669,573. The aggregate unrealized gain for all securities is as follows:

Excess of market value over cost                                                             8,017,900
Excess of cost over market value                                                              (827,235)
------------------------------------------------------------------------------------------------------

Net unrealized gain                                                                          7,190,665
======================================================================================================

       * Non-income producing security.
      ++ At fair value as determined under the supervision of the Board of Directors.

                 See accompanying notes to financial statements.

                                    -- 10 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------

AT JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------------------------

                                                                                         (in US$)
-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments at value (cost $34,374,269)                                                41,860,238
Cash (including foreign currencies with a cost of $787,580 and value of $787,701)         789,068
Receivable for securities sold                                                            194,240
Dividend receivable                                                                       242,472
Prepaid expenses                                                                           16,675

-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                           43,102,693
-------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          109,579
Accrued expenses payable                                                                  306,205
Due to Investment Advisor                                                                  66,542
-------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                         482,326
-------------------------------------------------------------------------------------------------

NET ASSETS                                                                             42,620,367
=================================================================================================

NET ASSETS CONSIST OF:

Common stock, $0.01 par value
   (100,000,000 shares authorized;
   4,585,160 shares issued and outstanding)                                                45,852
Paid-in capital                                                                        96,210,312
Undistributed net investment income                                                        38,532
Accumulated realized loss on investments
   and foreign currency transactions                                                  (61,160,442)
Accumulated net unrealized appreciation on investments,
   and foreign currency holdings, and other assets
   and liabilities denominated in foreign currencies                                    7,486,113
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                             42,620,367
=================================================================================================
NET ASSET VALUE PER SHARE ($42,620,367 / 4,585,160)                                          9.30
=================================================================================================

                 See accompanying notes to financial statements.

                                    -- 11 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        (in US$)
--------------------------------------------------------------------------------

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividend                                                                 644,563
Interest (net of foreign withholding tax of $188)                          3,306
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  647,869
--------------------------------------------------------------------------------

EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                                 188,608
Legal fees                                                               137,261
Directors' fees and expenses                                              74,584
Administration and accounting fees                                        68,757
Custodian fees                                                            44,576
Audit fees                                                                26,912
Shareholder service fees                                                  24,340
NYSE listing fee                                                          12,397
Shareholder report and meeting expenses                                   10,397
Other expenses                                                            21,505
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                           609,337
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     38,532
================================================================================

REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY
   HOLDINGS AND OTHER ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES
--------------------------------------------------------------------------------

NET REALIZED GAIN
   Investments                                                         1,769,612
   Foreign currency transactions                                           9,008
NET CHANGE IN UNREALIZED APPRECIATION
   Investments and foreign currency holdings and
      other assets and liabilities denominated
       in foreign currencies                                           6,564,691
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
   FOREIGN CURRENCY HOLDINGS AND OTHER ASSETS
   AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES                   8,343,311
================================================================================

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       8,381,843
================================================================================

                 See accompanying notes to financial statements.

                                    -- 12 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------

                                                               Six Months Ended
                                                                 June 30, 2003            Year Ended
                                                                   (in US$)            December 31, 2002
                                                                  (unaudited)              (in US$)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Operations
      Net investment gain (loss)                                      38,532                (164,107)
      Net realized gain (loss) on investment
        transactions                                               1,769,612              (4,384,675)
      Net realized gain (loss) on foreign currency transactions        9,008                 (65,414)
      Net change in unrealized appreciation
        on investments, foreign currency holdings
        and other assets and liabilities
        denominated in foreign currencies                          6,564,691               1,424,348
--------------------------------------------------------------------------------------------------------

   Net increase (decrease) in net assets
      resulting from operations                                    8,381,843              (3,189,848)
--------------------------------------------------------------------------------------------------------

CAPITAL SHARES REPURCHASED                                           (10,191)               (731,318)
========================================================================================================

TOTAL INCREASE (DECREASE) IN NET ASSETS                            8,371,652              (3,921,166)
   Net Assets:
   Beginning of period                                            34,248,715              38,169,881
--------------------------------------------------------------------------------------------------------

   End of period (including undistributed net investment
      income of $38,532 at June 30, 2003)                         42,620,367              34,248,715
========================================================================================================

                 See accompanying notes to financial statements.

                                    -- 13 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------

                                  For the
                                Six Months
                                   Ended      For the      For the       For the      For the       For the
                                 June 30,   Year Ended   Year Ended    Year Ended   Year Ended    Year Ended
                                   2003    December 31,  December 31,  December 31, December 31,  December 31,
                                 (in US$)      2002        2001          2000         1999          1998
                                (unaudited)  (in US$)     (in US$)      (in US$)     (in US$)      (in US$)
-----------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
-----------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period             7.47         8.14         9.34        11.78         7.50         11.81
=================================================================================================================
Net investment income
   (loss)                          0.01        (0.04)       (0.11)       (0.06)        0.03          0.02
Net realized and
   unrealized gain (loss)
   on investment and
   foreign currency-
   related transactions            1.82        (0.66)       (1.31)       (2.73)        4.29         (4.33)
-----------------------------------------------------------------------------------------------------------------
Total from investment
   operations                      1.83        (0.70)       (1.42)       (2.79)        4.32         (4.31)
=================================================================================================================
Dividends from net
   investment income                  -            -            -            -        (0.04)            -
=================================================================================================================
Capital shares repurchased            -*        0.03         0.22         0.35            -             -
=================================================================================================================
NET ASSET VALUE, END OF
   PERIOD                          9.30         7.47         8.14         9.34        11.78          7.50
=================================================================================================================
Market value, end of
   period                          8.60         6.50         6.57         7.06         8.44          5.50
=================================================================================================================
TOTAL INVESTMENT RETURN
   Per share market value         32.3%       (1.07%)       (6.9%)      (16.3%)       54.2%        (43.6%)
   Per share net asset
      value                       24.5%       (8.23%)      (12.8%)      (20.7%)       57.6%        (36.5%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period    42,620,367   34,248,715   38,169,881   56,150,319  107,250,954    68,288,936
Ratios of total expenses
   to average net assets          3.23%++      2.62%        3.51%+       2.02%        2.28%         2.49%
Ratios of net investment
   income (loss) to
   average net assets             0.20%++     (0.44%)      (1.25%)      (0.36%)       0.37%         0.24%
Portfolio turnover rate           90.2%       245.0%       212.1%        94.8%        90.8%        111.9%
Number of shares
   outstanding at end of
   period (in thousands)          4,585        4,587        4,689        6,012        9,101         9,101

 + The ratio of total expenses to average net assets for the year ended December
   31, 2001 is relatively higher than that of previous years as a result of the expenses incurred in relation to a tender offer and share repurchases that decreased the size of the Fund following similar actions in the previous year.
++ Annualized.
 * Less than $0.01 per share.

                 See accompanying notes to financial statements.

                                    -- 14 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JUNE 30, 2003
--------------------------------------------------------------------------------

1.    ORGANIZATION AND CAPITAL

      Jardine Fleming China Region Fund, Inc. (the "Fund") was incorporated in the State of Maryland on May 22, 1992, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940. The Fund commenced operations on July 16, 1992.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America for investment companies, are consistently followed by the Fund in the preparation of its financial statements.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

      i)  SECURITY VALUATION

      All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination, or, if no sales price is available at that time, at the mean between the last current bid and asked prices. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost. All other securities and assets are valued at fair value as determined in good faith by the Board of Directors. In valuing the Fund's assets, quotations of foreign securities in a foreign currency are translated to U.S. dollar equivalents at the exchange rate in effect on the valuation date.

      ii) U.S. FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

                                    -- 15 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      At December 31, 2002, the components of net assets (excluding paid in capital) on a tax basis were as follows:

          Tax basis capital loss carryover ......................   $(61,255,744)
          Plus/Less:Cumulative Timing Differences ...............     (1,028,183)
                                                                    ------------
          Accumulated capital loss .............................................        $(62,283,927)
                                                                                        ------------
          Book unrealized foreign exchange gain ................................                 935
                                                                                        ------------
          Book unrealized appreciation ..........................    $   920,486
          Plus/Less:Cumulative Timing Differences ...............       (655,134)
                                                                     -----------
          Unrealized appreciation ..............................................             265,352
                                                                                        ------------
          Net assets (excluding paid in capital) ...............................        $(62,017,640)
                                                                                        ============

          The differences between book and tax basis unrealized appreciation is primarily attributable to wash sales. The cumulative timing difference for the capital loss carryover is due to post-October Losses.

          Net Asset Value ......................................................        $ 34,248,715
          Paid in Capital ......................................................         (96,266,355)
                                                                                        ------------
          Net assets (excluding paid in capital) ...............................        $(62,017,640)
                                                                                        ============

      As of December 31, 2002, the Fund has capital loss carryforwards for federal income tax purposes of $61,255,744, of which $42,188,946 expires in 2006, $11,676,567 expires in 2007, $3,780,058 expires in 2009 and
      3,610,173 expires in 2010. The Fund intends to retain gains realized in future periods that may be offset by available capital loss carryforward.

      During the year ended December 31, 2002, the Fund reclassified $65,414 from accumulated net realized loss on investments to accumulated net investment loss as a result of permanent book and tax differences relating primarily to realized foreign currency losses. The Fund also reclassified $234,447 from accumulated net investment loss to paid-in capital as a result of permanent tax differences relating to the net operating loss for the year ended December 31, 2002. Net assets were not affected by the reclassifications. The Fund's realized capital losses incurred after October 31, 2002, but before December 31, 2002, are deemed to arise on the first business day of the following year. The Fund incurred and elected to defer such realized capital losses of $1,028,183.


                                    -- 16 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


     iii) FOREIGN CURRENCY TRANSLATION

      The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into U.S. dollars at the mid-market price of such currencies against U.S. dollars as follows:

            o investments, other assets, and liabilities at the prevailing rates of exchange on the valuation date;

            o investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

          Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

          Unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period-end exchange rates are reflected as a component of accumulated net unrealized gain (loss) on investments, foreign currency holdings, and other assets and liabilities denominated in foreign currencies.

      iv) DISTRIBUTION OF INCOME AND GAINS

          The Fund intends to distribute to shareholders, at least annually, substantially all of its net investment income and expects to distribute annually any net long-term capital gains in excess of net short-term capital losses. An additional distribution may be made to the extent necessary to avoid the payment of a 4% federal excise tax.

          Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

      v)  OTHER

          Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Interest income is recognized on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of investment securities having maturities greater than one year at the time of acquisition by the average monthly market value of those investment securities.

                                    -- 17 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.    INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the Fund engages in the following transactions practices. The investment objective, policies, program, and risk factors of the Fund are described more fully in the Fund's Prospectus.

      i)  FOREIGN TRANSACTIONS

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      ii) OTHER

          During the six months ended June 30, 2003, the Fund made purchases of $32,652,184 and sales of $33,319,268 of investment securities other than short-term investments. There were no purchases or sales of U.S. government securities.

4.    RELATED PARTY AND OTHER SERVICE PROVIDER TRANSACTIONS

      i) JF International Management Inc. (formerly Jardine Fleming International Management Inc.) (the "Adviser") an indirect wholly-owned subsidiary of J.P. Morgan Chase & Co., provides investment advisory services to the Fund under the terms of an investment advisory agreement. Under the investment advisory agreement effective November 1, 2001, the Advisor is paid a fee, computed weekly and payable monthly, at the annual rate of 1.00% of the Fund's weekly net assets. Prior to November 2001, the Adviser was paid a fee, computed weekly and payable monthly, at the annual rate of 1.25% of the first $75 million and 1.00% of the excess over $75 million of the Fund's weekly net assets.

      ii) Effective June 1, 2001 PFPC Inc. (the "Administrator") provides administrative and accounting services to the Fund under an Administrative and Accounting Services Agreement. The Administrator receives a fee, payable monthly, at an annual rate of 0.135% of the first $100 million, 0.095% of the next $50 million, 0.08% of the next $50 million and 0.065% of the excess over $200 million of the Fund's average weekly net assets, subject to a minimum annual fee of $138,000, plus reimbursement for certain out-of-pocket expenses.

      iii) Prior to June 1, 2001, T. Rowe Price Associates, Inc., the former Administrator provided administrative services to the Fund under an Administrative Services Agreement. The former Administrator received a fee, payable monthly, at an annual rate of 0.10% of the first $250 million, 0.075% of the next $250 million and 0.05% of the excess over $500 million of the Fund's average weekly net assets, subject to a minimum annual fee of $200,000, plus reimbursement for certain out-of-pocket expenses. The former Administrator also received an annual fee of $85,000 for fund accounting services pursuant to an Accounting Services Agreement.

      iv) During the six months ended June 30, 2003, the Fund paid $19,397 in brokerage commissions to J.P. Morgan Chase Group companies, affiliated brokers/dealers.

                                    -- 18 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


5.    CAPITAL SHARE TRANSACTIONS

      During the year ended December 31, 2002, the Fund's Board of Directors authorized the Fund to purchase shares of its common stock from Fund shareholders, as described below. Any purchase of shares by the Fund has the effect of increasing the net asset value per share of the Fund's remaining shares outstanding. All shares purchased by the Fund are thereafter considered authorized and unissued.

      i)  SHARE REPURCHASE PROGRAM

          The Fund was authorized to repurchase up to 460,761 shares (10% of its issued and outstanding shares) in the open market through July 22, 2003. Repurchases were made only when the Fund's shares were trading at less than net asset value and at such times and amounts as were believed to be in the best interest of the Fund's shareholders. On July 23, 2003, the Fund's Board of Directors approved a new 10% share repurchase program which authorized the Fund to repurchase up to 458,516 shares in the open market during 2003 and 2004.

          During the year ended December 31, 2002, the Fund paid $731,318 to repurchase 102,114 shares, at a per-share weighted average discount to net asset value of 14.85%.

          During the six months ended June 30, 2003, the Fund paid $10,191 to repurchase 1,550 shares at a per-share weighted average discount to net asset value of 13.07%.

                                    -- 19 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


RESULTS OF THE ANNUAL SHAREHOLDERS MEETING (UNAUDITED)
--------------------------------------------------------------------------------


The Fund held its annual shareholders meeting on May 8, 2003. At this meeting, shareholders elected the following nominees proposed for election to the Fund's Board of Directors. Shareholders also voted on a proposal to liquidate and dissolve the Fund. The following tables provide information concerning the matters voted on at the meeting:

      I)  ELECTION OF DIRECTORS

   NOMINEE                    VOTES FOR     VOTES ABSTAINED     NON-VOTING SHARES   TOTAL VOTING SHARES
   -------                    ---------     ---------------     -----------------   -------------------
   The Rt. Hon.
   The Earl of Cromer         3,765,345         52,819               766,996             4,585,160

   Alexander Reid Hamilton    3,765,490         52,674               766,996             4,585,160

      II) PROPOSAL TO LIQUIDATE AND DISSOLVE THE FUND

           VOTES FOR    VOTES AGAINST     VOTES ABSTAINED     NON-VOTING SHARES     TOTAL VOTING SHARES
           ---------    -------------     ---------------     -----------------     -------------------
           1,599,970       111,330             9,340              2,864,520              4,585,160

OTHER INFORMATION
--------------------------------------------------------------------------------

On July 15, 2002, the Board of Directors amended the Fund's investment policy to better reflect its historical investment approach by requiring that under normal circumstances at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, be invested in equity securities issued by China Region companies or China Region associated companies (the policy previously had a 65% requirement).


                                    -- 20 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------------------------------


THE FUND OPERATES AN OPTIONAL DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (THE "PLAN") WHEREBY:

   a) shareholders may elect to receive dividend and capital gain distributions in the form of additional shares of the Fund (the Share Distribution
      Plan).

   b) shareholders may make optional payments (any amount between $100 and $3,000) which will be used to purchase additional shares in the open market (the Share Purchase Plan).

FOR  A  COPY  OF  THE  PLAN  BROCHURE,   AS  WELL  AS  A  DIVIDEND  REINVESTMENT
AUTHORIZATION CARD, PLEASE CONTACT:

   EquiServe Trust Company N.A.
   (the Plan Agent):
   P. O. Box 43010 Providence, RI 02940-3010
   Telephone No: 800-426-5523 (toll-free)

The following should be noted with respect to the Plan:

If you participate in the Share Distribution Plan, whenever the Board of Directors of the Fund declares an income dividend or net capital gain distribution, you will automatically receive your distribution in newly issued shares (cash will be paid in lieu of fractional shares) if the market price of the shares on the date of the distribution is at or above the net asset value of the shares. The number of shares to be issued to you by the Fund will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the net asset value (NAV) per share on such date or 95% of the market price of a share on such date. If the market price of the shares on such a distribution date is below the NAV, the Plan Agent will, as agent for the participants, buy shares on the open market, on the New York Stock Exchange or elsewhere, for the participant's account on, or after, the payment date. There is no service charge for purchases under this Plan.

For U.S. federal income tax purposes, shareholders receiving newly issued shares pursuant to the Share Distribution Plan will be treated as receiving income or capital gains in an amount equal to the fair market value (determined as of the distribution date) of the shares received and will have a cost basis equal to such fair market value. Shareholders receiving a distribution in the form of shares purchased in the open market pursuant to the Plan will be treated as receiving a distribution of the cash distribution that such shareholder would have received had the shareholder not elected to have such distribution reinvested and will have a cost basis in such shares equal to the amount of the distribution.

There will be no brokerage charge to participants for shares issued directly by the Fund under the Plan. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases of shares in connection with the Plan. The Fund will pay the fees of the Plan Agent for handling the Plan.

You may terminate your account under the Share Distribution Plan by notifying the Plan Agent in writing. The Plan may be terminated by the Plan Agent or the Fund with notice to you at least 30 days prior to any record date for the payment of any distribution by the Fund. Upon any termination, the Plan Agent will deliver a certificate or certificates for the full shares held for you under the Plan and a cash adjustment for any fractional shares.

You also have the option of instructing the Plan Agent to make semiannual cash purchases of shares in the open market. There is a service charge of $1.25 for each purchase under this Share Purchase Plan.

                                    -- 21 --

   [GRAPHIC OMITTED]

    JARDINE FLEMING
CHINA REGION FUND, INC.


DIRECTORS AND ADMINISTRATION
---------------------------------------------------------------------------------------------------------

OFFICERS AND DIRECTORS                                 THE RT. HON. THE EARL OF CROMER - DIRECTOR AND
                                                       CHAIRMAN OF THE BOARD
                                                       A. Douglas Eu - Director, President, and Treasurer
                                                       Simon J. Crinage* - Director
                                                       Alexander R. Hamilton - Director
                                                       Julian M. I. Reid - Director
                                                       Lauren Pan - Secretary

INVESTMENT ADVISER                                     JF INTERNATIONAL MANAGEMENT INC.
                                                       P.O. Box 3151
                                                       Road Town, Tortola
                                                       British Virgin Islands

ADMINISTRATOR                                          PFPC INC.
                                                       301 Bellevue Parkway
                                                       Wilmington, Delaware 19809
                                                       U.S.A.

CUSTODIAN                                              CITIBANK N.A.
                                                       NEW YORK:
                                                       111 Wall Street, 16th Floor
                                                       New York, New York 10005
                                                       U.S.A.

                                                       HONG KONG:
                                                       Citibank Tower
                                                       Citibank Plaza
                                                       3 Garden Road
                                                       Hong Kong

INDEPENDENT ACCOUNTANTS                                PRICEWATERHOUSECOOPERS LLP
                                                       250 West Pratt Street
                                                       Baltimore, Maryland 21201
                                                       U.S.A.

LEGAL COUNSEL                                          CLEARY, GOTTLIEB, STEEN & HAMILTON
                                                       NEW YORK:
                                                       1 Liberty Plaza
                                                       New York, New York 10006
                                                       U.S.A.

                                                       HONG KONG:
                                                       Bank of China Tower
                                                       1 Garden Road
                                                       Hong Kong

REGISTRAR, TRANSFER AGENT, AND                         EQUISERVE TRUST COMPANY N.A.
DIVIDEND PAYING AGENT                                  P. 0. Box 43010
                                                       Providence, RI 02940-3010
                                                       U.S.A.

*DIRECTOR EFFECTIVE AUGUST 1, 2003.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT FROM TIME TO TIME THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET.

                                    -- 22 --

THIS REPORT, INCLUDING THE FINANCIAL STATEMENTS HEREIN, IS SENT TO THE SHAREHOLDERS OF THE FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

JFCRM-SR-01                                                     F01-051  6/30/03




ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective (as they provide reasonable assurances that material information relating to the registrant is made known to such officers by the appropriate persons), as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

 (a)(1) Not applicable.

 (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Jardine Fleming China Region Fund, Inc.
                         -------------------------------------------------------
By (Signature and Title)*/s/ Douglas Eu
                         -------------------------------------------------------
                         Douglas Eu, President & Treasurer
                         (principal executive officer)

Date                     AUGUST 28, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*/s/ Douglas Eu
                         -------------------------------------------------------
                         Douglas Eu, President & Treasurer
                         (principal executive and principal financial officer)

Date                     AUGUST 28, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.